Capital Management (Tables)	12 Months Ended
Mar. 31, 2026
Capital Management [Abstract]
Schedule of Total Managed Capital	Total managed capital is as follows as at March 31, 2026 and 2025:
	2026	2025
Share capital	78,747,983	61,752,305
Total	78,747,983	61,752,305